UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 4/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Selma Industrial Development Board, RB, International Paper Co., Series A, 5.38%, 12/01/35	$40	$42,173
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Series A, 5.00%, 6/01/46	50	37,853
Arizona — 1.5%
Arizona State Board of Regents, Refunding RB, Arizona State University System, Series A:
5.00%, 7/01/30	100	115,141
5.00%, 6/01/42	100	111,124
		226,265
California — 9.1%
California Health Facilities Financing Authority, RB:
Series A, 5.00%, 11/15/40	25	26,823
Sutter Health, Series B, 6.00%, 8/15/42	120	140,667
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	130	149,998
California State Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	200	227,754
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	100	106,683
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	200	227,608
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	266,081
State of California, GO, Various Purpose, 6.00%, 3/01/33	185	220,078
		1,365,692
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	173,456
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	175	189,494

Municipal Bonds	Par (000)	Value
Florida — 3.0%
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	$150	$160,572
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	140	155,799
Village Community Development District No. 9, RB, 5.25%, 5/01/31	130	132,431
		448,802
Illinois — 11.0%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	200	226,066
Chicago Transit Authority, RB, 5.25%, 12/01/36	45	50,123
City of Chicago Illinois, RB, General, Third Lien, Series C, 6.50%, 1/01/41	445	533,737
City of Chicago Illinois, Refunding RB, Series A, 5.25%, 1/01/38	55	61,212
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	250	275,010
Navistar International, Recovery Zone, 6.50%, 10/15/40	75	81,149
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	250	288,162
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	100	114,277
6.00%, 6/01/28	30	34,043
		1,663,779
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	335	383,769
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	250	287,352
Kentucky — 4.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	100	114,409
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37 (a)	215	273,287
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	220	254,467
		642,163

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	$100	$112,237
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	190	226,275
Massachusetts — 7.3%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	50	56,506
Massachusetts Development Finance Agency, Refunding RB, Trustees Deerfield Academy, 5.00%, 10/01/40	125	141,785
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	220	230,512
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	262,997
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	120	126,570
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	278,190
		1,096,560
Michigan — 5.6%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	130	150,237
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	284,298
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	413,296
		847,831
Nevada — 5.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	289,602
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	440	491,322
		780,924
New Jersey — 6.5%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc., Series A, AMT, 5.70%, 10/01/39	175	192,187
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	281,110

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$160	$172,179
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
5.25%, 6/15/36	100	111,742
Series A, 5.88%, 12/15/38	190	216,589
		973,807
New York — 5.8%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	40	45,143
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	274,690
Sub-Series S-2A, 5.00%, 7/15/30	185	210,104
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	85	94,633
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	254,241
		878,811
Pennsylvania — 8.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	346,794
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	200	219,440
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 6.00%, 12/01/41	350	388,622
Sub-Series C (AGC), 6.25%, 6/01/38	215	255,330
		1,210,186
Texas — 13.1%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	240	264,864
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	170,222
Harris County Cultural Education Facilities Finance Corp., RB, 5.25%, 10/01/29	100	112,737
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	299,632
Lamar Texas Consolidated Independent School District, GO, Refunding, School House, Series A, 5.00%, 2/15/45	125	140,094

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	$250	$290,380
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	280	321,726
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	125	143,361
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	195	222,803
		1,965,819
Virginia — 3.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	292,645
Virginia Small Business Financing Authority, RB, Senior Lien, AMT, 6.00%, 1/01/37	180	195,545
		488,190
Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	200	226,206
Wisconsin — 2.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health, Series D, 5.00%, 11/15/41 (b)	135	146,400
Froedtert & Community Health, 5.25%, 4/01/39	245	266,273
		412,673
Total Municipal Bonds – 97.5%		14,680,317

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 19.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	300	340,371
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	300	325,725
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	700	827,548
Series C, 5.25%, 8/01/39	390	444,230
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	66,020

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	$615	$703,933
University of California, RB, Series O, 5.75%, 5/15/34	210	243,663
		2,951,490
District of Columbia — 3.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	238,054
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	336,755
		574,809
Florida — 3.6%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	296,008
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	225	239,647
		535,655
Illinois — 5.0%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	400	484,516
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	272,767
		757,283
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	220	246,563
Nevada — 4.1%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	613,735
New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	165	189,558
New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	300	332,355
New York — 10.7%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	240	284,078
Series FF-2, 5.50%, 6/15/40	255	291,323
New York City Transitional Finance Authority, RB, 5.00%, 2/01/42	120	133,263

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	$315	$353,950
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	190	215,671
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	332,400
		1,610,685
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	230	249,191
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	130	142,246
South Carolina — 3.8%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	574,377
Texas — 5.2%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	344,062
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	446,604
		790,666
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	145,149
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 64.5%		9,713,762
Total Long-Term Investments (Cost – $21,822,683) – 162.0%		24,394,079

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.09% (d)(e)	69,430	$69,430
Total Short-Term Securities (Cost – $69,430) – 0.4%		69,430
Total Investments (Cost - $21,892,113*) – 162.4%		24,463,509
Other Assets Less Liabilities – 0.5%		74,836
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.5)%		(4,900,980)
AMPS, at Redemption Value – (30.4)%		(4,575,191)
Net Assets Applicable to Common Shares – 100.0%		$15,062,174

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost		$17,058,842
	Gross unrealized appreciation		$2,571,616
	Gross unrealized depreciation		(65,693)
	Net unrealized appreciation		$2,505,923

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty	Value	Unrealized Appreciation
	Morgan Stanley & Co. LLC	$146,400	$1,358

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

FFI Institutional Tax-Exempt Fund	302,911	(233,481)	69,430	$30

(e)	Represents the current yield as of report date.

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
15	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$1,984,219	$(22,294)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$24,394,079	—	$24,394,079
Short-Term Securities	$69,430	—	—	69,430
Total	$69,430	$24,394,079	—	$24,463,509

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilites:
Interest rate Contracts	$(22,294)	—	—	$(22,294)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$20,000	—	—	$20,000
Liabilities:
TOB trust certificates	—	$(4,898,744)	—	(4,898,744)
Total	$20,000	$(4,898,744)	—	$(4,878,744)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 22, 2012